CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents

	As of June 30,	As of December 31,	As of June 30,	As of June 30,
	2023	2023	2024	2024
	VND million	VND million	VND million	USD
Cash and cash equivalents	1,634,152	4,095,472	2,382,144	98,192,251
Short-term restricted cash	152,105	102,932	368,340	15,183,017
Long-term restricted cash	521,396	660,363	931,279	38,387,428
Total cash, cash equivalent and restricted cash presented in the interim condensed consolidated statements of cash flow	2,307,653	4,858,767	3,681,763	151,762,696

	As of December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Cash on hand	99	382	1,279	53,591
Cash at banks	2,574,817	4,271,060	4,000,993	167,644,054
Cash equivalents	450,000	—	—	—
Total cash and cash equivalents	3,024,916	4,271,442	4,002,272	167,697,645
Short-term restricted cash in short-term prepayments and other receivables	—	—	96,446	4,041,146
Long-term restricted cash in other non-current assets	—	—	660,363	27,669,614
Total cash, cash equivalents and restricted cash	3,024,916	4,271,442	4,759,081	199,408,405